Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ 0	¥ 147	¥ (216)
Gains (losses) recognized in income on hedged item	0	(101)	335
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	0	0
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	(225)	(91)	0
Gains (losses) recognized in income on hedged item	0	92	0
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	44,810	(6,028)	(61,917)
Gains (losses) recognized in income on hedged item	(44,917)	6,090	62,028
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	4,571	968
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	9,183	(1,223)	(130)
Gains (losses) recognized in income on hedged item	¥ (9,400)	¥ 959	¥ 42